Note 6 - Servicing (Details Textual)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Unpaid Principal Balance of Loans Serviced for Others	$ 262,757,000	$ 263,593,000
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Incremental Increase Based on Loan Count	1
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Prepayment Factor	114	180	365
Measurement Input, Inflation Rate of Servicing Costs [Member]
Servicing Asset, Measurement Input	0.03
Measurement Input, Earnings Rate [Member]
Servicing Asset, Measurement Input	0.0025	0.0025	0.0025
Minimum [Member]
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Discount Rate	8.00%
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Servicing Costs	75
Maximum [Member]
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Discount Rate	11.00%
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Servicing Costs	90